Schedule of Assets (Held at End of Year) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) Plan
Entity Tax Identification Number	13-2744380
EBP, Plan Number	001
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 264,793,572
Participant Loans	1,814,271
Employee Benefit Plan, Asset Held for Investment, Total	$ 266,607,843
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Participant loan, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Allspring Special Mid Cap Value R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Allspring Special Mid Cap Value R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 531,806
Investment, Identifier [Axis]: Carillion Eagle Mid Cap Growth Fund R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Carillion Eagle Mid Cap Growth Fund R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,787,269
Investment, Identifier [Axis]: Cohen & Steers Institutional Realty, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Institutional Realty [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,569,893
Investment, Identifier [Axis]: Fidelity Adv International Small Cap Opps - Z, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Adv International Small Cap Opps - Z [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,370,021
Investment, Identifier [Axis]: Fidelity Adv Total Bond K6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Adv Total Bond K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,512,911
Investment, Identifier [Axis]: Fidelity Emerging Markets K, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Emerging Markets K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,141,033
Investment, Identifier [Axis]: Hartford Equity Income R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Equity Income R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,743,797
Investment, Identifier [Axis]: Hartford Intl Opportunities R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Intl Opportunities R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,527,232
Investment, Identifier [Axis]: Kimco Realty Corp Stock, Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Kimco Realty Corp Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 9,132,062
Investment, Identifier [Axis]: MFS Growth Fund R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Growth Fund R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,625,202
Investment, Identifier [Axis]: Nuveen Intl Responsible EQ R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nuveen Intl Responsible EQ R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 285,824
Investment, Identifier [Axis]: Putnam Small Cap Growth Fund R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Small Cap Growth Fund R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,150,119
Investment, Identifier [Axis]: T. Rowe Price Dividend GR I, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Dividend GR I [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 5,341,998
Investment, Identifier [Axis]: T. Rowe Price Retirement 2005 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2005 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 181,370
Investment, Identifier [Axis]: T. Rowe Price Retirement 2010 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2010 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 685,222
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2015 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,079,634
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2020 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 15,178,490
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2025 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 22,348,342
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2030 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 31,244,490
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2035 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 28,340,445
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2040 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 34,050,372
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2045 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 21,003,135
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2050 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 12,287,302
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2055 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,642,312
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2060 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,945,021
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2065 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 802,591
Investment, Identifier [Axis]: T. Rowe Price Retirement 2070 Tr Fund, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Retirement 2070 Tr Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 258
Investment, Identifier [Axis]: TRP Stable Value Fund - N, Common/Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	TRP Stable Value Fund - N [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 10,424,205
Investment, Identifier [Axis]: US Treasury Money Fund, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Party-in-Interest	true
EBP, Investment, Issuer Name [Extensible Enumeration]	US Treasury Money Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 16,143
Investment, Identifier [Axis]: Undisc Mgrs Behavioral Val R6, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Undisc Mgrs Behavioral Val R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 772,526
Investment, Identifier [Axis]: Vanguard 500 Index Admiral, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard 500 Index Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 18,160,179
Investment, Identifier [Axis]: Vanguard Mid-Cap Ind-Admiral, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid-Cap Ind-Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,841,632
Investment, Identifier [Axis]: Vanguard Small Cap Index, Adm, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index, Adm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,924,311
Investment, Identifier [Axis]: Vanguard Total Bond Index Adm, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Bond Index Adm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,989,201
Investment, Identifier [Axis]: Vanguard Ttl Intl Stk Ind Adm, Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Ttl Intl Stk Ind Adm [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,157,224